Pension and Postretirement Benefit Plans and Defined Contribution Plans - Amounts Recognized in Accumulated Other Comprehensive (Loss)/Income (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	$ (76)	$ (202)
Prior service (costs)/credits	830	994
Total	754	792
Foreign Plan [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	(2,921)	(2,372)
Prior service (costs)/credits	(21)	0
Total	(2,942)	(2,372)
Qualified Plan [Member] | United States [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	(4,812)	(5,061)
Prior service (costs)/credits	(2)	1
Total	(4,814)	(5,060)
Nonqualified Plan [Member] | United States [Member] | U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	(484)	(370)
Prior service (costs)/credits	0	1
Total	$ (485)	$ (370)